Trade and Other Receivables - Aging of Trade Receivables (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Aging of Trade Receivables
Trade Receivables	€ 5,810	€ 5,825
Individually impaired, net of allowances	110	90
Current
Aging of Trade Receivables
Trade Receivables	4,185	4,313
Past due 1 to 30 days
Aging of Trade Receivables
Trade Receivables	695	541
Past due 31 to 120 days
Aging of Trade Receivables
Trade Receivables	459	493
Past due 121 to 365 days
Aging of Trade Receivables
Trade Receivables	266	305
Past due over 365 days
Aging of Trade Receivables
Trade Receivables	95	84
Past due but not individually impaired
Aging of Trade Receivables
Trade Receivables	€ 1,515	€ 1,422